Chapman and Cutler LLP                                    111 West Monroe Street
                                                        Chicago, Illinois  60603



                               September 27, 2018



Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549

Attn: Frank Buda


                                   FT 7588
                    Diversified Income Portfolio, Series 5
                                (the "Trust")


Dear Mr. Buda:

      Included herewith please find a copy of Amendment No. 2 to the Registration Statement for the above referenced unit investment trust as filed with the Securities and Exchange Commission (the "Commission") on September 27, 2018. First Trust Portfolios L.P. ("First Trust" or "Sponsor") will act as depositor and sponsor of the Trust. The Trust will invest in a portfolio of common stocks, real estate investment trusts, preferred securities, closed-end funds and exchange-traded funds ("ETFs"). As certain of the ETFs in which the Trust will invest are structured as open-end management investment companies, the Trust is not eligible to go automatically effective in reliance on Rule 487 under the Securities Act of 1933, as amended (the "Securities Act"). A recent example of a similar unit investment trust, which has included ETFs in its portfolio is FT 6371 (File No. 333-213880), declared effective by the Commission on November 1, 2016.

       The purpose of this Amendment is to update the Prospectus.

       We are advised that First Trust proposes to deposit securities and to activate the subject Trust on or about October 2, 2018, or shortly thereafter, depending on market conditions. An appropriate amendment to the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time, accompanied by the request of First Trust that the Registration Statement filed under the Securities Act be made effective. Based upon the foregoing, as specified in Securities Act Release No. 6510, we respectfully request selective review of the inclusion in the Trust of the ETFs by the staff of the Commission and ask that the Trust be granted effectiveness by the staff as early as possible on October 2, 2018.

      Inasmuch as the Trust is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission. Therefore, for purposes of Securities Act Release No. 5196, there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

      No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (file No. 811-05903) are intended to apply not only to that series of the fund, but to all "subsequent series" as well.

      In the event that there are any questions in respect hereto, or if there is any way in which we can be of assistance, please do not hesitate to telephone either the undersigned at (312/845-3017) or Eric F. Fess at (312/845-3781).

                                             Very truly yours,

                                             CHAPMAN AND CUTLER LLP


                                             By s/s Brian D. Free
                                                ___________________________
                                                    Brian D. Free


cc:   Eric F. Fess
      W. Scott Jardine

Enclosure